Shareholder Fees - Institutional Select - Vanguard Total Stock Market Index Fund - Institutional Select Shares	Apr. 29, 2021
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none